Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Notes Payable [Table Text Block]

(In thousands)	2013	2012

Advances with the FHLB maturing from 2014 to 2021 paying interest at monthly fixed
rates ranging from 0.27% to 4.19% ( 2012 - 0.63% to 4.95%)	$589,229	$577,490

Term notes maturing in 2014 paying interest semiannually
at fixed rate of 7.47% ( 2012 - 5.25% to 7.86%)	675	236,620

Term notes maturing in 2014 paying interest monthly at a floating rate of 3.00%
over the 10-year U.S. Treasury note rate[1]	14	133

Junior subordinated deferrable interest debentures (related to trust preferred securities)
maturing from 2027 to 2034 with fixed interest rates ranging from 6.125% to 8.327%
(Refer to Note 23)	439,800	439,800

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $404,460 as of 2013 and $436,530 at
2012) with no stated maturity and a contractual fixed interest rate of 5.00% until, but
excluding December 5, 2013 and 9.00% thereafter (Refer to Note 23)[2]	531,540	499,470

Others	23,496	24,208
Total notes payable	$1,584,754	$1,777,721

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2014	$127,308
2015	29,044
2016	215,201
2017	79,034
2018	125,547
Later years	477,080
No stated maturity	936,000
Subtotal	1,989,214
Less: Discount	404,460
Total notes payable	$1,584,754